Income Taxes - Summary of Effective Tax Rate of the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State taxes	7.80%	4.90%
Change in valuation allowance	(28.50%)	(27.20%)
Federal and state tax credits	0.90%	2.00%
Other	(1.20%)	(0.70%)
Total	0.00%	0.00%